Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
EXPENSES
Consulting fees	$ 771,329	$ 394,624	$ 0
Directors' compensation	99,438	136,612	0
Foreign exchange	(12,151)	(154,099)	0
Funds processing fees - private placements	0	18,665	5,568
Marketing, advertising, and investor relations	551,864	852,151	9,618
Office and administrative	478,248	197,125	637
Professional fees	650,196	709,954	104,251
Regulatory and filing	243,079	181,743	5,451
Research and development	12,180,938	6,313,988	354,852
TOTAL EXPENSES	(14,962,941)	(8,650,763)	(480,377)
Impairment of intangible assets	(2,000)	0	0
Net loss and comprehensive loss	$ (14,964,941)	$ (8,650,763)	$ (480,377)
Basic and diluted loss per share	$ (1.21)	$ (0.96)	$ (0.13)
Weighted average number of common shares outstanding -basic and diluted	12,351,917	8,974,023	3,612,436